Income taxes	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Tax Status [Line Items]
Income taxes	Income taxes
The IRS has determined and informed the Company by a letter dated November 22, 2016 that the Plan is designed in accordance with applicable sections of the IRC. The Plan has been amended since receiving the determination letter. However, the Plan Administrator and the Plan’s tax counsel are of the opinion that changes in the Plan have not affected the tax-exempt status of the Plan and, accordingly, no provision has been made for income taxes. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Administrative Committee has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025 and 2024 there were no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements.
The tax years 2022-2025 remain subject to examination by federal and state authorities.